Reportable Segments	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Reportable Segments [Abstract]
Reportable Segments
Note G — Reportable Segments
The Company operates in one industry: the manufacturing and marketing of food products. Effective May 1, 2011, the Company’s reportable segments have been modified to align segment financial results with the responsibilities of segment management, consistent with the executive appointments announced in March 2011. As a result, the Company now presents the following three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment primarily represents the domestic sales of Folgers®, Dunkin’ Donuts®, Millstone®, Café Bustelo®, and Café PilonTM branded coffee to retail customers; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Smucker’s®, Crisco®, Jif®, Pillsbury®, Eagle Brand®, Hungry Jack®, and Martha White® branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, schools and universities, health care operators), and health and natural foods stores and distributors.
Also effective May 1, 2011, certain specialty brands which were previously included in the U.S. Retail Consumer Foods segment are included in the International, Foodservice, and Natural Foods segment (“product realignments”). Segment performance for 2011 has been reclassified for these product realignments and the organizational changes described above.
The following table sets forth reportable segment information.

	Three Months Ended
	July 31,

	2011	2010

Net sales:
U.S. Retail Coffee	$500,109	$393,570
U.S. Retail Consumer Foods	459,500	448,522
International, Foodservice, and Natural Foods	229,274	205,220

Total net sales	$1,188,883	$1,047,312

Segment profit:
U.S. Retail Coffee	$139,711	$111,882
U.S. Retail Consumer Foods	79,019	93,355
International, Foodservice, and Natural Foods	38,545	35,521

Total segment profit	$257,275	$240,758

Interest income	302	433
Interest expense	(15,422)	(16,539)
Share-based compensation expense	(5,151)	(4,340)
Cost of products sold — restructuring	(9,666)	(9,453)
Cost of products sold — merger and integration	(760)	—
Other restructuring costs	(9,897)	(18,104)
Other merger and integration costs	(4,685)	(2,656)
Corporate administrative expenses	(46,413)	(41,038)
Other income — net	1,243	693

Income before income taxes	$166,826	$149,754

Note E: Reportable Segments
The Company operates in one industry: the manufacturing and marketing of food products. The Company’s reportable segments have been modified to align segment financial results with the responsibilities of segment management, consistent with the executive appointments announced in March 2011. As a result, the Company now presents the following three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The new U.S. Retail Consumer Foods reportable segment is a combination of the former U.S. Retail Consumer and U.S. Retail Oils and Baking reportable segments, and the Special Markets segment has been renamed International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment represents the domestic sales of Folgers, Dunkin’ Donuts, and Millstone branded coffee to retail customers; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Smucker’s, Crisco, Jif, Pillsbury, Eagle Brand, Hungry Jack, and Martha White branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, schools and universities, health care operators), and health and natural foods stores and distributors.
In addition, certain specialty brands which were previously included in the U.S. Retail Consumer Foods segment are included in the International, Foodservice, and Natural Foods segment (“product realignments”). Segment performance for 2011, 2010, and 2009 has been reclassified for these product realignments and the organizational changes described above.
The calculation of segment profit was modified at the beginning of 2011 to include intangible asset amortization and impairment charges related to segment assets, along with certain other items in each of the segments. These items were previously considered corporate expenses and were not allocated to the segments. This change more accurately aligns the segment financial results with the responsibilities of segment management, most notably in the area of intangible assets. Segment profit for 2010 and 2009 has been presented to be consistent with the current methodology.
The following table sets forth reportable segment and geographical information.

	Year Ended April 30,

	2011	2010	2009

Net sales:
U.S. Retail Coffee	$1,930,869	$1,700,458	$855,571
U.S. Retail Consumer Foods	1,953,043	2,004,700	2,072,532
International, Foodservice, and Natural Foods	941,831	900,131	829,830

Total net sales	$4,825,743	$4,605,289	$3,757,933

Segment profit:
U.S. Retail Coffee	$536,133	$484,006	$211,113
U.S. Retail Consumer Foods	406,455	407,721	361,171
International, Foodservice, and Natural Foods	159,580	140,404	110,242

Total segment profit	$1,102,168	$1,032,131	$682,526

Interest income	2,512	2,793	6,993
Interest expense	(69,594)	(65,187)	(62,478)
Share-based compensation expense	(19,896)	(20,687)	(14,043)
Merger and integration costs	(11,194)	(33,692)	(72,666)
Cost of products sold — restructuring	(54,089)	(3,870)	0
Other restructuring costs	(47,868)	(1,841)	(10,229)
Corporate administrative expenses	(184,849)	(181,132)	(133,313)
Other (expense) income — net	(26)	2,238	(725)

Income before income taxes	$717,164	$730,753	$396,065

Net sales:
Domestic	$4,358,091	$4,167,042	$3,353,362
International:
Canada	$409,710	$385,870	$356,300
All other international	57,942	52,377	48,271

Total international	$467,652	$438,247	$404,571

Total net sales	$4,825,743	$4,605,289	$3,757,933

Assets:
Domestic	$7,912,311	$7,591,931	$7,670,192
International:
Canada	$406,576	$376,788	$514,993
All other international	5,698	6,134	6,976

Total international	$412,274	$382,922	$521,969

Total assets	$8,324,585	$7,974,853	$8,192,161

Long-lived assets:
Domestic	$6,502,749	$6,543,440	$6,406,085
International:
Canada	$184,624	$207,517	$386,948
All other international	213	266	237

Total international	$184,837	$207,783	$387,185

Total long-lived assets	$6,687,586	$6,751,223	$6,793,270
d
Segment profit represents revenue less direct and allocable operating expenses.
The following table presents product sales information.

	Year Ended April 30,

	2011	2010	2009

Coffee	44%	40%	25%
Peanut butter	12	12	14
Fruit spreads	8	8	9
Shortening and oils	7	8	11
Baking mixes and frostings	6	6	8
Canned milk	5	5	7
Flour and baking ingredients	5	5	7
Portion control	3	3	4
Juices and beverages	3	3	3
Uncrustables frozen sandwiches	2	3	3
Toppings and syrups	2	2	3
Other	3	5	6

Total product sales	100%	100%	100%